ACQUISITIONS - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 15, 2025	Oct. 17, 2024	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill				$ 26,365,270		$ 26,365,270	$ 13,330,269
Cash, net of cash acquired				$ 0	$ (25,000)	21,090,525	5,644,898
MG Stover, LLC
Business Combination [Line Items]
Purchase consideration	$ 21,090,525
Customer relationships	$ 9,400,000
Useful life	10 years
Goodwill	$ 13,035,001
Transaction related cost					$ 246,069	$ 290,000
Theorem Fund Services
Business Combination [Line Items]
Purchase consideration		$ 5,792,653
Customer relationships		$ 3,100,000
Useful life		15 years
Goodwill		$ 2,817,294
Transaction related cost							$ 275,000
Shares issued (in shares)		20,513	20,513
Shares issued (in dollars per share)			$ 2.61
Shares excluded from consideration (in shares)			183,309
Cash, net of cash acquired		$ 5,644,898
Portion of seller’s transaction costs paid by the Company		94,216
Business Combination, Consideration Transferred, Equity Interest		$ 53,539